Foresters Life Insurance and Annuity Company
40 Wall Street
New York, NY 10005

August 16, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:
First Investors Life Level Premium Variable Life Insurance (Separate Account B)
(the “Registrant”) – Post-Effective Amendment No. 21 to the Registration
Statement on Form N-6 (File Nos. 333-149362 and 811-04328)

Ladies and Gentlemen:
On behalf of the Registrant, I certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), that:
(1)
The form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 21 to the Registrant’s above-referenced Registration Statement on Form N-6, the most recent Post-Effective Amendment filed with the Securities and Exchange Commission (the “SEC”); and

(2)	The text of Post-Effective Amendment No. 21 was filed electronically with the SEC.
Should you have any questions regarding this letter, please contact Mark Amorosi of K&L Gates LLP at (202) 778-9351.

Very truly yours,

/s/ Scott Richardson
Scott Richardson
Senior Vice President and General Counsel/Chief Legal and Regulatory Officer
Foresters Financial Holding Company, Inc. and its subsidiaries